Employee plans - Additional Information About Plan Assets Valued Using Net Asset Value (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) fund	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pension Plans | U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	$ 1,383.1	$ 1,817.9	$ 2,440.1
Unfunded Commitments	19.7	23.3
Pension Plans | U.S. Plans | Debt Securities, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	0.0	0.0
Pension Plans | U.S. Plans | Other, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	0.0	0.0
Pension Plans | U.S. Plans | Private Real Estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 0.0	0.0
Number of funds for which redemption has been requested | fund	3
Pension Plans | U.S. Plans | Private Equity
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 19.7	23.3
Pension Plans | International Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	1,321.5	1,486.2	$ 1,444.3
Unfunded Commitments	43.4	42.1
Pension Plans | International Plans | Debt Securities, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	43.4	42.1
Pension Plans | International Plans | Other, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 0.0	$ 0.0
Redemption Notice Period Range	10 days	10 days
Plan assets measured using NAV as a practical expedient | Pension Plans | U.S. Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	$ 322.3	$ 435.7
Plan assets measured using NAV as a practical expedient | Pension Plans | U.S. Plans | Debt Securities, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	91.7	102.3
Plan assets measured using NAV as a practical expedient | Pension Plans | U.S. Plans | Other, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	66.0	96.8
Plan assets measured using NAV as a practical expedient | Pension Plans | U.S. Plans | Private Real Estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	115.9	188.9
Plan assets measured using NAV as a practical expedient | Pension Plans | U.S. Plans | Private Equity
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	48.7	47.7
Plan assets measured using NAV as a practical expedient | Pension Plans | International Plans
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	562.7	539.5
Plan assets measured using NAV as a practical expedient | Pension Plans | International Plans | Debt Securities, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	172.4	191.4
Plan assets measured using NAV as a practical expedient | Pension Plans | International Plans | Other, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	$ 390.3	348.1
Plan assets measured using NAV as a practical expedient | Pension Plans | International Plans | Private Real Estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value		0.0
Plan assets measured using NAV as a practical expedient | Pension Plans | International Plans | Private Equity
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value		$ 0.0
Minimum | Pension Plans | U.S. Plans | Debt Securities, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Notice Period Range	15 days	15 days
Minimum | Pension Plans | U.S. Plans | Other, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Notice Period Range		5 days
Minimum | Pension Plans | U.S. Plans | Private Real Estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Notice Period Range	60 days	60 days
Requested redemption, estimated period for full receipt	3 years
Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Notice Period Range	120 days
Maximum | Pension Plans | U.S. Plans | Debt Securities, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Notice Period Range	45 days	45 days
Maximum | Pension Plans | U.S. Plans | Other, Commingled Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Notice Period Range	90 days	90 days
Maximum | Pension Plans | U.S. Plans | Private Real Estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Notice Period Range	90 days	90 days
Requested redemption, estimated period for full receipt	5 years